Capital Stock - Summary of Bank's Subscribed and Paid-in Capital (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2024 ARS ($) Vote shares
Disclosure of classes of share capital [line items]
Number of shares | shares	639,413,408
Capital Stock, Issued and outstanding	$ 639,413
Paid in capital stock	$ 639,413
Class A Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Votes per share | Vote	5
Number of shares | shares	11,235,670
Capital Stock, Issued and outstanding	$ 11,236
Paid in capital stock	$ 11,236
Class B Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Votes per share | Vote	1
Number of shares | shares	628,177,738
Capital Stock, Issued and outstanding	$ 628,177
Paid in capital stock	$ 628,177